Operating Segments and Geographic Information - Schedule of Long-lived Assets by Geographic Area (Details) (10-K) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 19,590	$ 13,407
United States, country of domicile
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	4,774	4,710
Switzerland
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	10,202	6,045
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	1,126	1,377
All other international
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 3,488	$ 1,275